United States Securities and Exchange Commission

Form N-PX

Annual Report of Proxy Voting Record of Registered
Investment Management Companies

Investment Company Act file number:   811-01528

Name of Registrant:    Bruce Fund, Inc.

Address:  20 North Wacker Drive
	     Suite 2414
	     Chicago, IL  60606

Agent of Service:  Robert B. Bruce
			    20 N. Wacker Dr.
			    Suite 2414
			    Chicago, IL  60606
			    (312) 236-9160

Date of fiscal year end:  June 30, 2004

Date of reporting period:  July 1, 2003 to June 30, 2004
























Proxy Voting Policy

	The Fund's Adviser has the discretion to vote each issue as they see fit. It is the Fund's intent to vote each proxy issue in the best interests of its shareholders.

	The Fund's most recent proxy voting record can be obtained in writing by calling (800) 347-8607 or at the company website at www.thebrucefund.com.







Security Name   Ticker    CUSIP    Meeting Date

RLI Corp.       RLI      749607107   5-6-04

1.	Four Directors  (Issuer)  Cast vote For  Mgt Rec For
2.	Directors Stockplan (Iss) Cast Vote For  Mgt Rec For

Gainsco		GNAC      363127101   5-12-04

1.	Eight Directors (Iss.)  Cast Vote For  Mgt Rec For

Atrix Labs     ATRX      04962L101   5-2-04

1.	Elect Directors (Iss.)  Cast Vote For  Mgt Rec For
2.	Stock Incentive Plan (Iss) Cast vote For  Mgt Rec For
3.	Deloitte Touche Audit (Iss) Cast Vote For  Mgt Rec For

Elan		     ELN    284131208    6-17-04

1.	Directors Option Plan(Iss)  Cast Vote For  Mgt Rec For
2.	Restricted Stock Plan (Iss) Cast Vote For  Mgt Rec For
3.	Emp. Equity Purchase Plan(Iss) Cast V For  Mgt Rec For
4.	Share Issuance Auth (Iss)   Cast Vote For  Mgt Rec For
5.	New Share Auth  (Iss)     Cast Vote For  Mgt Rec For
6.	Share Repurchase (Iss)  Cast Vote For     Mgt Rec For

Serologicals  SERO    817523103    5-12-04

1.	3 Class 3 Directors(Issuer) Cast Vote For  Mgt Rec For

Security Name   Ticker   CUSIP   Meeting Date

Assisted Living  ASLC  04543M107    6-3-04

1.	7 Directors (Issuer)        Cast Vote For  Mgt Rec For
2.	Incentive Award Stock Plan(I) C. Vote For  Mgt Rec For

Health Grades   HGRD   42218Q102    6-23-04

  1. 5 Directors (Issuer)       Cast Vote For   Mgt Rec For

America Service ASGR   02364L109    6-16-04

  1. 7 Directors (Issuer)       Cast Vote For   Mgt Rec For
  2. Incentive Stock Plan (Iss) Cast Vote For   Mgt Rec For
  3. Increased Share Auth (Iss) Cast Vote For   Mgt Rec For

Team Inc.        TMI    878155100    9-25-03

1.	2 Class @ Directors (Iss)  Cast Vote For  Mgt Rec For
2.	KPMG Auditors (Issuer)     Cast Vote For  Mgt Rec For

Amerco          UHAL    023586100    11-7-03

  1. 2 Class I Directors(Iss)   Cast Vote For  Mgt Rec For

Rural Metro     RURL    781748108    6-10-04

  1. 2 Directors (Issuer)       Cast Vote For  Mgt Rec For
2. Amended Auth. Shares (Iss) Cast Vote For  Mgt Rec For

AirBoss of Amer. BOS    00927V200    5-12-04

  1. Directors (Issuer)   Cast Vote For  Mgt Rec For
2.KPMG Auditors (Iss)  Cast Vote For  Mgt Rec For


	Pursuant to the requirements of the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Bruce Fund, Inc.

By:  Robert B. Bruce

Date: September 14, 2004